Expense Example {- Bond Index Portfolio} - 02.28 VIP Bond Index Portfolio Initial, Service, Service 2 PRO-06 - Bond Index Portfolio	Apr. 30, 2022 USD ($)
Initial Class
Expense Example:
1 year	$ 14
3 years	45
5 years	79
10 years	179
Service Class
Expense Example:
1 year	25
3 years	77
5 years	135
10 years	306
Service Class 2
Expense Example:
1 year	40
3 years	125
5 years	219
10 years	$ 493